7. Related Party Transactions (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Consulting expense	$ 45,500	$ 15,000	$ 60,500	$ 30,000	$ 60,000	$ 168,000
Accounts payable, related party	210,000		210,000		196,302	120,000
Due to related parties	$ 508,561		$ 508,561		515,811	458,277
Major Shareholder [Member]
Accounts payable, related party					16,302
Carolina Pro Am Drivers [Member]
Consulting expense					0	125,500
Consulting Agreements [Member]
Consulting expense					60,000	168,000
Credit Line [Member] | Related to CEO [Member]
Due to related parties					$ 183,164	155,364
Line of credit initiation date					Oct. 01, 2009
Line of credit maximum amount					$ 300,000
Line of credit interest rate					8.00%
Accrued interest					$ 18,354	5,532
Credit Line 2 [Member] | Related to CEO [Member]
Due to related parties					$ 332,647	302,913
Line of credit initiation date					Aug. 05, 2013
Line of credit maximum amount					$ 500,000
Line of credit interest rate					8.00%
Accrued interest					$ 67,040	$ 44,790